License And Collaboration Agreements (BioSpecifics Technologies Corp) (Narrative) (Details)	1 Months Ended
Jun. 30, 2004
Minimum
License And Collaboration Agreements [Line Items]
Royalty rate on net sales	5.00%
Maximum
License And Collaboration Agreements [Line Items]
Royalty rate on net sales	15.00%